Construction in progress (Tables)	12 Months Ended
Jun. 30, 2012
Construction In Progress Disclosure [Abstract]
Schedule of construction in progress
Project	Total as of June 30, 2012	Estimate cost to complete	Estimated total cost	Estimated completion date
New coking plant	$39,379,553	$26,258,137	$65,637,690	June 2013